LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Long-term investments	¥ 1,693,611	$ 238,540	¥ 1,686,628
Related parties | Jiangsu Yitong
LONG-TERM INVESTMENTS
Equity method investments	966,769		968,242	¥ 960,832
Related parties | Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investments	52,087		60,262
Related parties | Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investments	200,941		212,803
Yunding
LONG-TERM INVESTMENTS
Available-for-sale investments	92,140		74,912
Others
LONG-TERM INVESTMENTS
Available-for-sale investments	74,962		73,907
Sifive, Inc. ("Sifive")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	98,423		95,613
AliveCor, Inc. ("Alivecor")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	25,304		24,582
Promaxo, Inc.
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	28,400		27,589
Others
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	95,202		91,141
Equity method investments	53,327		53,164
Hyperfine Inc.
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair value Hyperfine Inc.	¥ 6,056		¥ 4,413